Amount Due to Director (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Schedule of Amount Due to Directors
	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Amount due to director	$7,998	$3,128